Filed Pursuant to Rule 497(e)

Registration No. 033-54016

GABELLI INVESTOR FUNDS, INC.

The Gabelli ABC Fund (the “Fund”)

Supplement dated September 23, 2025, to the Fund’s

Statutory Prospectus (the “Prospectus”) and Statement of

Additional Information (“SAI”), each dated April 30, 2025

This supplement amends certain information in the Fund’s Prospectus and SAI. Unless otherwise indicated, all other information included in the Prospectus and SAI, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement, remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus and SAI.

Share Class Name Change

Effective September 29, 2025, Class AAA shares of the Fund will be renamed Class I shares. Accordingly, effective September 29, 2025, each instance of “Class AAA” in the Prospectus and SAI is hereby deleted and replaced with “Class I.”

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE